Annual Fund Operating Expenses - LVIP S and P 500 Buffer Fund May	May 03, 2021
Standard Class
Operating Expenses:
Management Fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other Expenses	0.35%	[1]
Acquired Fund Fees and Expenses (AFFE)	0.12%	[2]
Total Annual Fund Operating Expenses	1.02%
Less Fee Waiver and/or Expense Reimbursement	(0.32%)	[3]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)	0.70%
Service Class
Operating Expenses:
Management Fee	0.55%
Distribution and/or Service (12b-1) fees	0.35%
Other Expenses	0.35%	[1]
Acquired Fund Fees and Expenses (AFFE)	0.12%	[2]
Total Annual Fund Operating Expenses	1.37%
Less Fee Waiver and/or Expense Reimbursement	(0.32%)	[3]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)	1.05%

[1]	Other Expenses are based on estimates for the current fiscal year.
[2]	AFFE is based on estimated amounts for the current fiscal year.
[3]	Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive 0.12% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.58% of the Fund’s average daily net assets for the Standard Class (and 0.93% for the Service Class). Any reimbursement made by the Adviser is subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue through at least May 31, 2022 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.